Vessels held for sale	9 Months Ended
Sep. 30, 2013
Vessels held for sale [Abstract]
Vessels held for sale
6.	Vessels held for sale

Net Book Value
December 31, 2012	$32,792
Additions	—
Disposals	—
Drydocking costs	—
Vessel impairment charge	(3,477)
September 30, 2013	$29,315

Vessels classified as assets held for sale during the nine months ended September 30, 2013

The Company according to the provisions of ASC 360, has classified the M/V Free Hero, the M/V Free Jupiter, the M/V Free Impala and the M/V Free Neptune as “held for sale” in the accompanying unaudited interim condensed consolidated balance sheet for the nine months ended September 30, 2013 at their estimated market values less costs to sell, as all criteria required for the classification as “Held for Sale” were met at the balance sheet date.As of September 30, 2013, the Company compared the carrying values of vessels classified as held for sale with their estimated market values less costs to sell and recognized an impairment loss of $3,477 in the accompanying unaudited interim condensed consolidated statements of operations, of which $935 relates to the M/V Free Hero, $455 to the M/V Free Jupiter and $2,087 to the M/V Free Impala. No impairment loss was recognized for the M/V Free Neptune as her fair value exceeded her carrying value. The Company is currently continuing its attempts to sell these vessels and intends to sell them either later in the year or during the year ended December 31, 2014. The Company will reassess the appropriateness of the held for sale classification prior to issuing its audited results for the year ended December 31, 2013.

Vessels classified as assets held for sale during the nine months ended September 30, 2012

The Company according to the provisions of ASC 360, has classified the M/V Free Hero, the M/V Free Jupiter, the M/V Free Impala and the M/V Free Neptune as “held for sale” in the accompanying consolidated balance sheet for the nine months ended September 30, 2012 at their estimated market values less costs to sell, as all criteria required for the classification as “Held for Sale” were met at the balance sheet date.

As of September 30, 2012, the Company compared the carrying values of vessels classified as held for sale with their estimated market values less costs to sell and recognized an impairment loss of $12,480 in the accompanying unaudited interim condensed consolidated statements of operations, of which $2,880 relates to the M/V Free Hero, $3,360 to the M/V Free Jupiter, $3,360 to the M/V Free Impala and $2,880 to the M/V Free Neptune.